GMO U.S. Opportunistic Value Fund Average Annual Total Returns			12 Months Ended	28 Months Ended	35 Months Ended	37 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent			14.80%		11.91%
Performance Inception Date		Feb. 15, 2023
Class III | MSCI USA Value Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.71%		11.74%
Class III | MSCI USA Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.75%		20.82%
Class III | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.02%		19.71%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent			14.93%			13.28%
Performance Inception Date		Dec. 13, 2022
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.06%			10.09%
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.48%			9.50%
Class VI | MSCI USA Value Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.71%			11.30%
Class VI | MSCI USA Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.75%			20.98%
Class VI | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.02%			19.95%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			14.88%	15.89%
Performance Inception Date		Aug. 28, 2023
Class R6 | MSCI USA Value Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.71%	15.00%
Class R6 | MSCI USA Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.75%	22.22%
Class R6 | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	21.21%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.64%		11.80%
Performance Inception Date		Feb. 15, 2023
Class I | MSCI USA Value Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.71%		11.74%
Class I | MSCI USA Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.75%		20.82%
Class I | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.02%		19.71%

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